CONSOLIDATED BALANCE SHEETS	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 23,834,125	¥ 21,206,372	$ 17,453,360	¥ 14,716,652	$ 11,931,714	¥ 11,931,714
Accounts receivable, net	252,215		83,980		78,785
Prepayments and other current assets	1,671,750		1,784,537		1,963,102
Advance for investment	1,732,775	¥ 11,000,000	0
Other receivables	33,059		5,713,192		0
Total current assets	27,523,924		25,035,069		13,973,601
Non-current assets:
Long-term investment	14,956,443		0
Goodwill	4,581,112		0
Property and equipment, net	10,699,010		13,725,957		12,324,125
Intangible assets, net	15,332,396		20,416,461		19,294,740
Long-term prepayments and other non-current assets	0		28,406		97,035
Total non-current assets	45,568,961		34,170,824		31,715,900
TOTAL ASSETS	73,092,885		59,205,893		45,689,501
Current liabilities
Accounts payable	77,266		113,707		249,086
Taxes payable	127,645		448,485		543,600
Amounts due to a related party	46,649		257,037		0
Accrued expenses	861,550		1,051,929		227,525
Deferred revenue-current	6,864,731		11,456,667
Deferred tax liabilities	38,744		0
Total current liabilities	8,016,585		13,327,825		17,756,576
Non-current liabilities
Long-term loans	14,809,302		0
Deferred revenue-noncurrent	3,713		312,896		50,877
Total non-current liabilities	14,813,015		312,896		50,877
TOTAL LIABILITIES	22,829,600		13,640,721		17,807,453
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 12,000,000 shares issued and outstanding as of March 31, 2022 and 2021, respectively	2,980		2,400		1,800
Additional paid-in capital	18,055,407		13,415,987		1,619,774
Statutory reserve	745,590		745,590		745,590
Accumulated profits	29,018,885		30,419,177		26,921,172
Accumulated other comprehensive	2,440,423		982,018		(1,406,288)
TOTAL SHAREHOLDERS' EQUITY	50,263,285		45,565,172		27,882,048		$ 19,019,032
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 73,092,885		$ 59,205,893		$ 45,689,501